Average Annual Total Returns - Invesco VI Core Plus Bond Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper VUF Core Plus Bond Funds Index 1 Year	Lipper VUF Core Plus Bond Funds Index 5 Years	Lipper VUF Core Plus Bond Funds Index 10 Years
Total	May 05, 1993	9.72%	6.18%	5.58%	Mar. 14, 2002	9.33%	5.91%	5.31%	7.51%	4.44%	3.84%	8.72%	4.97%	4.10%